Long-term investments	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Long-term investments
15.	Long-term investments

ASU 2016-01 amended certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investees) to be measured at fair value with changes in fair value recognized in the consolidated statements of comprehensive income/(loss). However, the Company may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The new guidance will require modified retrospective application to all outstanding instruments beginning January 1, 2018, with a cumulative effect adjustment recorded to opening retained earnings as of the beginning of the first period in which the guidance becomes effective. However, changes to the accounting for equity securities without a readily determinable fair value will be applied prospectively.

The Company adopted this guidance from January 1, 2018, the adoption of ASU 2016-01 has no effect on the opening retained earnings, of the Group and its consolidated financial statements.

The following is a summary of long-term investments:

	As of December 31,
	2017	2018
	RMB	RMB
Measurement alternative/cost method investments (Note):
Investment in Guazi (a)	555,324	583,284
Investment in Tujia (b)	270,510	283,625
Investment in investee C	220,348	231,442
Investment in investee D	130,684	137,264
Investment in investee E (c)	284,524	298,850
Investment in investee G (d)	—	300,000
Investment in 58 Home Series A Preference Shares (e)	65,342	18,525
Others (h)	190,297	297,270
Total measurement alternative/cost method investments	1,717,029	2,150,260

Equity method investments:
Investment in investee F (f)	75,022	75,941
Investment in investee H	—	29,870
Investment in 58 Home Ordinary Shares (e)	8,186	—
Others	8,364	16,585
Total equity method investments	91,572	122,396

Fair value method investments:
Investment in 5I5J (g)	—	910,650
Others	—	182,600
Total fair value method investments	—	1,093,250
Total long-term investments	1,808,601	3,365,906

Note: For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group carried the investment at cost and only adjusted for other than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings since its investment prior to January 1, 2018. On January 1, 2018, the Group adopted ASU 2016-01 and elected to use measurement alternative to measure these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes.

(a)       As a result of the disposal of Guazi in 2015, the Group retained certain interests in Guazi by investing in (i) 38.8 million Guazi Series A Shares and (ii) a RMB324.7 million (US$50.0 million) non-interest bearing Guazi Convertible Note.

The investment in Guazi Series A Shares was measured at fair value of RMB348.6 million on the date of disposal and was subsequently accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018, as the shares invested by the Group were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price.

The investment in Guazi Convertible Note was carried at amortized cost using effective interest rate method under ASC 310. In March 2016, the Company converted the entire amount of Guazi Convertible Note into 62.5 million Guazi Series B1 Shares based on a conversion price of US$0.80 per share. Upon the conversion, the Company recognized a loss of RMB84.2 million which resulted from different liquidation preferences and participating rights among the sub classes of Guazi Series B preference shares, although the conversion price was the same as the issuance price paid by other Series B preference shares investors of Guazi.

The investment in Guazi Series B1 Shares was measured at fair value of RMB239.5 million on the date of conversion and was subsequently accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 from January 1, 2018, as the shares invested by the Group were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price.

For the year ended December 31, 2018, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.

(b)       The investment in Tujia Ordinary Shares and Tujia Series D Preference Shares was measured at fair value of RMB286.7 million on the date of investment and was subsequently accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018 because the shares were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price. For the details, please refer to Note 7. For the year ended December 31, 2018, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.

(c)       In 2017, the Group acquired shares of investee E for cash consideration of RMB284.5 million (US$43.5 million). Investee E is mainly engaged in the business of property management. The investment was accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018 as the shares invested by the Group were not considered as in-substance common stock and the shares did not have readily determinable fair value. For the year ended December 31, 2018, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.

(d)       In 2018, the Group invested RMB300.0 million in a third-party company or Investee G. The Group’s shares invested in Investee G were not considered as in-substance common stock, without readily determinable fair value, the investment was accounted for under measurement alternative according to ASC 323 and ASU 2016-01. For the year ended December 31, 2018, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.

(e)       As a result of the deconsolidation of 58
Home on November 27, 2015, the Group continues to retain equity interests in 58 Home through its ownership of certain 58 Home Ordinary Shares and 58 Home Series A Preference Shares. The Company’s investment in 58 Home Ordinary Shares was accounted for as equity method investment in accordance with ASC 323. The Company’s investment in 58 Home Series A Preference Shares was accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 from January 1, 2018 as 58 Home Series A Preference Shares were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price. Since January 2018, the carrying amount of the Group’s investment in 58 Home Ordinary Shares has been reduced to zero due to the accumulated losses picked up from 58 Home. The Group has continued to record its share of losses in 58 Home in its consolidated statements of comprehensive income/(loss) to the extent of and as an adjustment to the adjusted basis of the investment in 58 Home Series A Preference Shares. For the year ended December 31, 2017 and 2018, the Group recorded investment losses of
RMB663.2 million and RMB79.6 million,
respectively, in share of results of equity investees in the consolidated statements of comprehensive income/(loss) relating to the investments in 58 Home.

(f)       In 2017, the Group invested in common shares of investee F for cash consideration of RMB99.0 million. Investee F is mainly engaged in consumer finance business. The investment is accounted for under equity method as the Group can exert significant influence on the investee. For the year ended December 31, 2017 the Group recorded RMB24.0 million loss while for the year ended December 31, 2018, the Group recorded RMB0.9 million gain in share of results of equity investees in the consolidated statements of comprehensive income/(loss).

(g)

In 2018, the Group acquired a minority stake of approximately 8.3% in 5I5J Holding Group Co., Ltd., or 5I5J, a major secondary and rental brokerage company listed in Shanghai Stock Exchange in mainland
China, for a consideration of approximately RMB1.1 billion in cash. The Group classified this investment as equity investments with readily determinable fair values under long-term investments, and reported the investment
 at fair value using a market approach based on the investee’s quoted market price. As of December 31, 2018, the fair value of the investment held by the Group was RMB910.7 million and the Group recognized an unrealized loss in fair value of RMB157.4 million for the year ended December 31,
 2018 in investment income/(loss), net in the Group’s consolidated statements of comprehensive income/(loss).

(h)
As of December 31, 2018, “Others” under measurement alternative mainly included: (
i
) equity investments amounting to
RMB190.3
million which were accounted for using cost method prior to January 1, 2018 and were elected to account for using measurement alternative upon the adoption of ASU 2016-01 on January 1, 2018; (ii) newly acquired shares of other companies for an aggregate cash consideration of
RMB147.3
million which were elected to be accounted for under measurement alternative because such investments were not considered as in-substance common stock and did not have readily determinable fair values; or the investments that did not have readily determinable fair values and over which the Group did not have the ability to exercise significant influences; and (iii) a measurement alternative investment amounted to
RMB40.0
million was impaired during the year ended December 31, 2018 (Note 2 (m)).